Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 4,366,891	$ 2,333,607
Certificates of deposit with original maturities of more than ninety days	$ 105,707	1,539,082
Impairment of assets
Liability recorded for uncertain tax positions
Equity interest of individual shareholder's proportionate share	51.00%
Maximum value added tax rate	17.00%
Certificates of deposit and restricted cash on deposit in PRC	$ 7,027,894	$ 6,362,578
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	12.00%	13.00%	13.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	18.00%	19.00%
Purchases [Member] | One Major Suppliers [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	12.00%	22.00%
Concentration risk percentage of advanced payments paid to major supplier	10.00%	41.00%
Purchases [Member] | Two Major Suppliers [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	11.00%	19.00%
Purchases [Member] | Three Major Suppliers [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage		13.00%
PRC tax authorities [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Open tax year	2014
PRC tax authorities [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Open tax year	2017
Bank acceptance notes payable [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 3,653,431	$ 1,461,632
Letters of credit [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	565,821	820,138
Miscellaneous deposits [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 147,638	$ 51,837